Earnings per Share - Computation of Basic Loss Per Share (EPS) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Basic income per share (in dollars per share)	$ 0.17	$ 0.33	$ 0.09
Diluted income per share (in dollars per share)	$ 0.17	$ 0.32	$ 0.09
Issued ordinary shares at the end of the year (in shares)	315,400,000	264,080,391	264,080,391
Weighted average shares outstanding, basic (in shares)	262,335,850	250,891,106	244,270,405
Dilutive effect of share options, RSUs and PSUs (in shares)	2,211,304	3,573,189	3,880,209
Weighted average shares outstanding, diluted (in shares)	264,547,154	254,464,295	248,150,614
Convertible bonds
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	34,507,611	34,078,777	34,260,413
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	8,379,998	6,406,667	2,160,000
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	250,000	886,610	0
PSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	250,000	750,000	500,000